Equity and Debt Financings	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Equity and Debt Financings

7 – Equity and Debt Financings

August 2024 Public Offering

On August 8, 2024, the Company sold in the August 2024 Public Offering, (i) 33,402,000 Common Units, (pre-Reverse Stock Split), each consisting of one share of common stock, two Series A Warrants and one Series B Warrant, and (ii) 16,598,000 Pre-Funded Units (pre-Reverse Stock Split), each consisting of one Pre-Funded Warrant, two Series A Warrants, and one Series B Warrant, through the Underwriter.

In addition, the Company granted the Underwriter a 45-day option to purchase additional shares of common stock and/or Pre-Funded Warrants and/or Series A Warrants and/or Series B Warrants, representing up to 15% of the number of the respective securities sold in the August 2024 Public Offering, solely to cover over-allotments, if any. The Underwriter partially exercised its over-allotment option with respect to 15,000,000 Series A Warrants and 7,500,000 Series B Warrants (pre-Reverse Stock Split).

The Common Units were sold at a price of $0.20 per unit and the Pre-Funded Warrants were sold at a price of $0.199 per unit (pre-Reverse Stock Split).

The Pre-Funded Warrants were immediately exercisable at an exercise price of $0.001 per share (Pre-Reverse Stock Split) and could be exercised at any time until all Pre-Funded Warrants are exercised in full. As of September 30, 2024, all Pre-Funded Warrants have been exercised.

Each Series A Warrant is exercisable at any time or times beginning on September 30, 2024, which was the first trading day following the Company’s notice to the Series A Warrant holders of stockholder approval received at the Company’s annual meeting of stockholders held on September 27, 2024 (the “2024 Annual Meeting”), and will expire five years from such date. Each Series A Warrant was initially exercisable at an exercise price of $24.00 per share of common stock (post-Reverse Stock Split). The exercise price of the Series A Warrants was subject to reduction on the 11th trading day after the stockholder approval to the greater of the lowest daily volume weighted average price (“VWAP”) during the ten trading day period following the stockholder approval and the floor price of $5.206 (representing 20% of the lower of our common stock’s closing price on The Nasdaq Capital Market on the date that we priced the August 2024 Public Offering (post-Reverse Stock Split) or our common stock’s average closing price on The Nasdaq Capital Market for the five trading days ending on such date (such lower price, without giving effect to such 20% reduction, the “Nasdaq Minimum Price”), and the number of shares issuable upon exercise would be proportionately adjusted such that the aggregate exercise price would remain unchanged. As of September 30, 2024, there would have been 5,301,592 shares of common stock (post-Reverse Stock Split and assuming the Adjustment had occurred on September 30, 2024) issuable upon exercise of the Series A Warrants as of that date. Subsequent to September 30, 2024, the exercise price under the Series A Warrants was reduced to the floor price of $5.206 (representing 20% of the Nasdaq Minimum Price, post-Reverse Stock Split), beginning on October 14, 2024, the 11th trading day following stockholder approval. As of November 12, 2024, 14,900 shares of common stock have been issued upon exercise of Series A Warrants and 5,286,692 shares of Common stock  remain issuable upon exercise of Series A Warrants.

Each Series B Warrant was exercisable immediately upon issuance at an exercise price of $0.10 per share (post-Reverse Stock Split). The number of shares of common stock issuable under the Series B Warrants were subject to adjustment using a reset price based on the weighted average price of common stock over a rolling five-trading-day period between the issuance date of the Class B Warrants and the close of trading on the tenth trading day following stockholder approval, subject to certain floor prices. As of September 30, 2024, 342,588 shares of Common stock (post-Reverse Stock Split) had been issued upon exercise of Series B Warrants and there were 1,032,198 shares of Common stock (post-Reverse Stock Split) issuable upon exercise of Series B Warrants based on the reset price of $5.45 (representing the lowest arithmetic average of the daily VWAP during the 5 trading day period from September 12, 2024 through September 18, 2024. Effective October 8, 2024, after market close, a reverse stock split occurred and as of November 12, 2024, 87,384 shares of common stock remain issuable upon exercise of Series B Warrants using the reset price, which was reduced to the floor price of $5.206 (representing 20% of the Nasdaq Minimum Price (post-Reverse Stock Split and post-Adjustment).

Pursuant to an underwriting agreement by and between the Company and the Underwriter, the Company paid the Underwriter a total cash underwriting discount of $700,000, equal to 7% of gross proceeds received in the August 2024 Public Offering, reimbursement for Underwriter expenses of $100,000, equal to 1% of gross proceeds received, and reimbursement for road show, diligence, legal fees and disbursements of $100,000, equal to 1% of gross proceeds received, as well as $5,000 for investor counsel fee, totaling $905,000 in cash fees deducted from cash proceeds.

Convertible Note Financing

On December 27, 2023, the Company entered into a securities purchase agreement with 3i, LP (“3i”), pursuant to which the Company sold and 3i purchased: (i) a senior unsecured convertible note issued in the aggregate principal amount of $2,750,000, with an 10.0% original issue discount and an interest rate of 9.0% per annum (the “3i Note”), (ii) up to $247,500 in newly issued shares of Common stock (the “Interest Shares”), which may be payable, subject to the fulfillment of certain conditions set forth in the 3i Note, to satisfy interest payments under the 3i Note, and (iii) 635 shares of Common stock issued to 3i as consideration for its commitment to purchase the 3i Note (collectively, the “Convertible Note Financing”). The gross proceeds to the Company from the Convertible Note Financing were $2.5 million prior to the payment of legal fees and transaction expenses. The offering of securities in the Convertible Note Financing was made pursuant to an effective shelf registration statement on Form S-3 (File No. 333-272956), which the Company filed with the SEC on June 27, 2023 and was declared effective on July 10, 2023.

On August 8, 2024, in connection with the closing of the August 2024 Public Offering, the Company repaid the 3i Note, and the Company’s obligations under the 3i Note were fully satisfied and discharged. Prior to the closing of the August 2024 Public Offering, the Company had issued 415 shares of common stock (post-Reverse Stock Split) for the payment of $90,840 in interest.

Equity Line of Credit

On December 27, 2023, the Company entered into a common stock purchase agreement with Tumim Stone Capital, LLC (“Tumim”), pursuant to which the Company has the right, but not the obligation, to sell to Tumim, and Tumim is obligated to purchase, up to the lesser of (a) $20,000,000 in aggregate gross purchase price of newly issued Common stock and (b) the Exchange Cap (as defined in the purchase agreement) (the “Equity Line of Credit”). In connection with the Equity Line of Credit, the Company filed a Registration Statement on Form S-1 (File No. 333-276663) with the SEC on January 23, 2024, which was declared effective on February 9, 2024.

In connection with the August 2024 Public Offering, the Company and Tumim mutually agreed to terminate the Equity Line of Credit, effective immediately upon the closing of the August 2024 Public Offering. Prior to the closing of the August 2024 Public Offering, the Company had sold 4,336 shares of common stock (post-Reverse Stock Split) under the Equity Line of Credit for an aggregate amount of $828,491, of which $434,958 was used to repay a portion of the balance under the 3i Note, consisting of $380,042 to the loan principal, $34,204 to interest, and $20,712 as a redemption premium.

See Note 9 – “Convertible Note and Equity Line of Credit” in the Company’s consolidated financial statements in Part IV of the Annual Report for further information on the 3i Note and Tumim Equity Line of Credit.